Acquisition (Details)	1 Months Ended	6 Months Ended
	Jan. 31, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)
Acquisition (Details) [Line Items]
Business acquisition, description		The Company is required to pay RMB180,000 in its Class A ordinary shares, consisting of (1) the shares consideration of RMB20,800 to Weilaijin (the “Weilaijin Share Consideration”), a shareholder of Yieryi, and (ii) the shares consideration of RMB159,200 in its Class A ordinary shares to Wolter Global (the “Wolter Global Share Consideration”). 20% of the Wolter Global Share Consideration are subject to certain performance conditions (i.e., earn-out provisions) and requirements over the following two years (earn-out arrangement). The Company is also required to pay cash consideration of RMB13,800 cash to Yieryi. The total fair value of the Considerations was determined at RMB181,958, based on a valuation performed by an independent valuation firm engaged by the Company.	The Company is required to pay RMB180,000 in its Class A ordinary shares, consisting of (1) the shares consideration of RMB20,800 to Weilaijin (the “Weilaijin Share Consideration”), a shareholder of Yieryi, and (ii) the shares consideration of RMB159,200 in its Class A ordinary shares to Wolter Global (the “Wolter Global Share Consideration”). 20% of the Wolter Global Share Consideration are subject to certain performance conditions (i.e., earn-out provisions) and requirements over the following two years (earn-out arrangement). The Company is also required to pay cash consideration of RMB13,800 cash to Yieryi. The total fair value of the Considerations was determined at RMB181,958, based on a valuation performed by an independent valuation firm engaged by the Company.
Amortized over		10 years	10 years
Acquisition of Weiliantong [Member]
Acquisition (Details) [Line Items]
Aggregated in loan payable		¥ 86,200
Acquisition of Weiliantong [Member] | Minimum [Member]
Acquisition (Details) [Line Items]
Amortized over		5 years	5 years
Yieryi [Member]
Acquisition (Details) [Line Items]
loans payable		¥ 77,400
Third party [Member]
Acquisition (Details) [Line Items]
loans payable | $			$ 8,800
Chuangda Zhihui (Beijing) Technology Co., Ltd. [Member]
Acquisition (Details) [Line Items]
Acquisition of equity interest	100.00%
Beijing Huayi Dongchen Technology Co., Ltd. [Member]
Acquisition (Details) [Line Items]
Original shareholders for cash consideration	¥ 10,000
Acquisition of Chuangda Huizhi [Member]
Acquisition (Details) [Line Items]
Amortized over		6 years	6 years